Investments in Securities and Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Short-Term Investments

	Yen (millions)
	2011	2010
Investments in securities:
Available-for-sale securities
Government debt securities	2,907	43,840
Corporate debt securities	11,041	6,074
Other securities	2,610	3,621
Held-to-maturity securities	40	40

	16,598	53,575

Investments in and Advances to Affiliates

	Yen (millions)
	2011	2010
Investments in securities:
Available-for-sale securities
Equity securities	145,816	159,850
Government debt securities	325	316
Corporate debt securities	27,039	29,285
Other securities	6,697	10,639
Held-to-maturity securities	355	236
Cost-method investments	48,144	48,222
Investments in affiliated companies	316,443	300,956
Advances and other	69,326	163,489

	614,145	712,993

Available-for-Sale Securities by the Consolidated Balance Sheets

	Yen(millions)
	2011
	Amortized cost basis	Gross gains	Gross losses	Aggregate fair value
Short-term investments:
Government debt securities	2,907	—	—	2,907
Corporate debt securities	10,798	252	9	11,041
Other securities	2,608	2	—	2,610

	16,313	254	9	16,558

Investments and advances:
Equity securities	84,856	63,390	2,430	145,816
Government debt securities	311	14	—	325
Corporate debt securities	25,818	1,640	419	27,039
Other securities	6,684	99	86	6,697

	117,669	65,143	2,935	179,877

	133,982	65,397	2,944	196,435

	Yen(millions)
	2010
	Amortized cost basis	Gross gains	Gross losses	Aggregate fair value
Short-term investments:
Government debt securities	43,839	1	—	43,840
Corporate debt securities	6,071	8	5	6,074
Other securities	3,619	2	—	3,621

	53,529	11	5	53,535

Investments and advances:
Equity securities	90,339	70,998	1,487	159,850
Government debt securities	305	11	—	316
Corporate debt securities	26,419	3,032	166	29,285
Other securities	10,314	392	67	10,639

	127,377	74,433	1,720	200,090

	180,906	74,444	1,725	253,625

Schedule of Available-for-sale Securities Reconciliation

	Yen(millions)
	2011
	Less than 12 months		12 months or longer
	Aggregate fair value	Gross losses	Aggregate fair value	Gross losses
Short-term investments:
Corporate debt securities	5,691	9	—	—

Investments and advances:
Equity securities	9,378	1,183	4,381	1,247
Corporate debt securities	8,355	306	4,933	113
Other securities	100	40	215	46

	17,833	1,529	9,529	1,406

	23,524	1,538	9,529	1,406

	Yen(millions)
	2010
	Less than 12 months		12 months or longer
	Aggregate fair value	Gross losses	Aggregate fair value	Gross losses
Short-term investments:
Corporate debt securities	1,498	2	697	3

Investments and advances:
Equity securities	3,491	532	4,718	955
Corporate debt securities	2,646	44	5,669	122
Other securities	—	—	327	67

	6,137	576	10,714	1,144

	7,635	578	11,411	1,147

Schedule of Contractual Maturities of Debt Securities
	Held-to-maturity	Held-to-maturity	Held-to-maturity
	Yen (millions)
	Held-to-maturity	Available-for-sale	Total
Due within five years	355	13,711	14,066
Due after five years through ten years	—	5,979	5,979
Due after ten years	—	14,371	14,371

	355	34,061	34,416

Schedule of Condensed Balance Sheet Statements Affiliates

Yen (millions)
2011
Current assets	1,305,406
Non-current assets	835,964

Total assets	2,141,370

Current liabilities	1,145,724
Non-current liabilities	334,298

Total liabilities	1,480,022

Schedule of Condensed Operations Statements Affiliates

Yen (millions)
2011
Revenues	2,208,543
Gross profit	588,095
Net loss attributable to affiliated companies	(69,878)

	Yen (millions)
	2010
	Renesas	CHMC	Others	Total
Revenues	599,791	99,623	1,170,893	1,870,307
Cost of sales	(555,990)	(110,381)	(1,007,203)	(1,673,574)

Gross profit (loss)	43,801	(10,758)	163,690	196,733
Selling, general and administrative expenses	(108,003)	(14,448)	(176,368)	(298,819)
Impairment losses for long-lived assets	(4,551)	—
Restructuring charges	(202)	—
Other deductions (net)	(12,603)	(12)

Loss before income taxes	(81,558)	(25,218)
Income taxes	(4,991)	(4,150)

Net loss	(86,549)	(29,368)
Less net loss attributable to noncontrolling interests	(183)	—

Net loss attributable to affiliated companies	(86,366)	(29,368)	(51,729)	(167,463)
Percentage of ownership in equity investees	55.0%	49.0%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments	(47,501)	(14,390)
Consolidation and reconciling adjustments	(96)	(1)

Equity in net earning (loss) of affiliated companies	(47,597)	(14,391)	3,802	(58,186)

	Yen (millions)
	2009
	Renesas	CHMC	Others	Total
Revenues	702,739	156,750	1,583,498	2,442,987
Cost of sales	(662,626)	(156,645)	(1,420,373)	(2,239,644)

Gross profit	40,113	105	163,125	203,343
Selling, general and administrative expenses	(134,302)	(10,363)	(187,693)	(332,358)
Impairment losses for long-lived assets	(9,627)	—
Restructuring charges	(16,872)	—
Other deductions (net)	(16,494)	(686)

Loss before income taxes	(137,182)	(10,944)
Income taxes	(82,666)	(1,517)

Net loss	(219,848)	(12,461)
Less net income attributable to noncontrolling Interests	(1,318)	—

Net loss attributable to affiliated companies	(218,530)	(12,461)	(164,437)	(395,428)
Percentage of ownership in equity investees	55.0%	49.0%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments	(120,192)	(6,106)
Consolidation and reconciling adjustments	(196)	141

Equity in net loss of affiliated companies	(120,388)	(5,965)	(35,852)	(162,205)

Balances and Transactions with Affiliates

	Yen (millions)
	2011	2010
Trade receivables	77,484	100,793
Investments in leases	12,158	16,595
Trade payables	21,543	43,248

	Yen (millions)
	2011	2010	2009
Revenues	315,533	373,889	469,629
Purchases	131,686	226,012	356,400

Other Affiliates [Member]
Schedule of Condensed Balance Sheet Statements Affiliates

	Yen (millions)
	2010
	Renesas	CHMC	Others	Total
Current assets	327,687	50,535	645,257	1,023,479
Non-current assets	294,192	9,521	465,209	768,922

Total assets	621,879	60,056	1,110,466	1,792,401

Current liabilities	342,680	41,546	617,825	1,002,051
Non-current liabilities	135,603	1,014	100,779	237,396

Total liabilities	478,283	42,560	718,604	1,239,447

Equity	143,596	17,496	391,862	552,954

Stockholders' equity	141,567	17,496
Percentage of ownership in equity investees	55.0%	49.0%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	77,862	8,573
Consolidation and reconciling adjustments:
Impairment loss	(10,881)	(4,232)
Other	2	(141)

Investments in affiliated companies	66,983	4,200	229,773	300,956